Other income (Details) - EUR (€) € in Thousands	1 Months Ended	3 Months Ended		12 Months Ended
	Jun. 30, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about borrowings [line items]
Grant income				€ 1,012	€ 9,307
Other income				31	145
Total other income		€ 205	€ 264	€ 1,043	€ 9,452
Innovation credit
Disclosure of detailed information about borrowings [line items]
Other income	€ 8,400